Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair value through profit or loss
Financial assets and liabilities
Financial liabilities		$ 563
Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	$ 11,223	10,263
Accounts payable and accrued liabilities | Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	3,282	2,033
Lease liabilities | Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	837	1,056
Derivative financial instrument | Fair value through profit or loss
Financial assets and liabilities
Financial liabilities		563
Long-term debt | Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	7,104	7,174
Financial assets at amortized cost
Financial assets and liabilities
Financial assets	33,501	52,861
Cash | Financial assets at amortized cost
Financial assets and liabilities
Financial assets	26,213	46,517
Trade and other receivables | Financial assets at amortized cost
Financial assets and liabilities
Financial assets	$ 7,288	$ 6,344